Significant Accounting Policies - Intangible Assets Other Than Goodwill, Foreign Currency and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Foreign currency
Currency translation adjustments | $	$ 148,547	$ (19,029)	$ (60,273)
Segment reporting
Number of principal business segments | segment	2
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	4 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	10 years